ACCUMULATED OTHER COMPREHENSIVE LOSS, Summary of Changes (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances at beginning of period			$ 248,980	$ 251,092	$ 251,092	$ 250,371	$ 231,581
Other comprehensive income (loss) before reclassifications	$ 157	$ 278	5,229	3,215	(2,876)	(351)	3,570
Amounts reclassified from AOCL	(2)	(10)	(78)	(194)	(196)	(49)	39
Net current period other comprehensive income (loss)	155	268	5,151	3,021	(3,072)	(400)	3,609
Balances at end of period	267,710	250,902	267,710	250,902	248,980	251,092	250,371
Accumulated Other Comprehensive Loss [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances at beginning of period	(3,812)	(3,283)	(9,108)	(6,036)	(6,036)	(5,636)	(9,245)
Net current period other comprehensive income (loss)					(3,072)	(400)	3,609
Balances at end of period	(3,657)	(3,015)	(3,657)	(3,015)	(9,108)	(6,036)	(5,636)
Unrealized Gains (Losses) on Securities Available for Sale [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances at beginning of period	1,986	2,515	(3,310)	(238)	(238)	162	(3,200)
Other comprehensive income (loss) before reclassifications	95	278	5,167	3,215	(2,876)	(351)	3,570
Amounts reclassified from AOCL	(5)	(10)	(81)	(194)	(196)	(49)	(208)
Net current period other comprehensive income (loss)	90	268	5,086	3,021	(3,072)	(400)	3,362
Balances at end of period	2,076	2,783	2,076	2,783	(3,310)	(238)	162
Disproportionate Tax Effects from Securities Available for Sale [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances at beginning of period	(5,798)	(5,798)	(5,798)	(5,798)	(5,798)	(5,798)	(5,798)
Other comprehensive income (loss) before reclassifications	0	0	0	0	0	0	0
Amounts reclassified from AOCL	0	0	0	0	0	0	0
Net current period other comprehensive income (loss)	0	0	0	0	0	0	0
Balances at end of period	$ (5,798)	$ (5,798)	(5,798)	(5,798)	(5,798)	(5,798)	(5,798)
Unrealized Losses on Settled Derivatives [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balances at beginning of period			$ 0	$ 0	0	0	(247)
Other comprehensive income (loss) before reclassifications					0	0	0
Amounts reclassified from AOCL					0	0	247
Net current period other comprehensive income (loss)					0	0	247
Balances at end of period					$ 0	$ 0	$ 0